ISSUED CAPITAL - Schedule of Common Stock (Details) - Ordinary shares - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)	$ 0.001	$ 0.001
Number of shares authorised (in shares)	1,849,190,667	1,849,190,667
Number of shares held by a subsidiary of the Company (in shares)	127,660,783	130,003,933
Number of shares issued (in shares)	1,849,190,667	1,849,190,667